GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General And Administrative Expense [Line Items]
GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES	$ 6,172	$ 4,887	$ 6,019
Payroll and related expenses
General And Administrative Expense [Line Items]
GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES	2,054	1,838	2,218
Share-based payments
General And Administrative Expense [Line Items]
GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES	226	427	884
Professional services
General And Administrative Expense [Line Items]
GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES	3,129	1,696	2,260
Office-related expenses
General And Administrative Expense [Line Items]
GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES	634	536	484
Other
General And Administrative Expense [Line Items]
GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES	$ 129	$ 390	$ 172